Equipment	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Equipment

4.	Equipment:

June 30, 2025	Cost	Accumulated depreciation	Net book Value

Equipment and computers	$188,193	$163,475	$24,718
Furniture and fixtures	6,750	3,803	2,947
	$194,943	$167,278	$27,665

December 31, 2024	Cost	Accumulated depreciation	Net book Value

Equipment and computers	$180,503	$157,811	$22,692
Furniture and fixtures	6,750	3,639	3,111
	$187,253	$161,450	$25,803

Depreciation expense was $3,031 (June 30, 2024 - $2,873) for the quarter ended June 30, 2025.